Main Page (1)
TYPE						13F-HR
PERIOD					03/31/04
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	July 12, 2004

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
30-Jun-04


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
ADTRAN, Inc.                   COM              00738a106     7039 210950.00SH       SOLE                210950.00
Adobe Systems Inc              COM              00724f101     3543 76200.00 SH       SOLE                 76200.00
Air Products & Chemicals Inc   COM              009158106    13005 247950.00SH       SOLE                247950.00
American Express               COM              025816109    20916 407085.00SH       SOLE                407085.00
American International Group   COM              026874107     1926 27026.00 SH       SOLE                 27026.00
Amgen Inc                      COM              031162100     7323 134200.00SH       SOLE                134200.00
Amsouth Bancorporation         COM              032165102     9410 369450.00SH       SOLE                369450.00
Analog Devices                 COM              032654105    20171 428450.00SH       SOLE                428450.00
Apollo Group Inc - Cl A        COM              037604105     3329 37700.00 SH       SOLE                 37700.00
Archstone Communities Trust    COM              039583109      257  8750.00 SH       SOLE                  8750.00
Autodesk Inc                   COM              052769106    21765 508400.00SH       SOLE                508400.00
Barr Pharmaceuticals Inc.      COM              068306109      581 17250.00 SH       SOLE                 17250.00
Boston Scientific Corp         COM              101137107     1866 43600.00 SH       SOLE                 43600.00
Broadcom Corp - Cl A           COM              111320107     1901 40800.00 SH       SOLE                 40800.00
Brunswick Corp                 COM              117043109     9572 234600.00SH       SOLE                234600.00
ChevronTexaco Corp             COM              166764100     1481 15737.00 SH       SOLE                 15737.00
Citigroup Inc                  COM              172967101     9989 214825.00SH       SOLE                214825.00
Clorox Company                 COM              189054109    12294 228600.00SH       SOLE                228600.00
Coach Inc                      COM              189754104     5563 123100.00SH       SOLE                123100.00
ConAgra Foods Inc              COM              205887102    12248 452275.00SH       SOLE                452275.00
Conocophillips                 COM              20825C104    23667 310230.00SH       SOLE                310230.00
Disney (Walt) Co               COM              254687106    21280 834840.00SH       SOLE                834840.00
Dominion Resources, Inc. - VA  COM              25746U109      844 13375.00 SH       SOLE                 13375.00
Dow Chemical                   COM              260543103    13929 342225.00SH       SOLE                342225.00
EMC Corp/Mass                  COM              268648102     5349 469250.00SH       SOLE                469250.00
Estee Lauder Companies - Cl A  COM              518439104     4580 93900.00 SH       SOLE                 93900.00
Exxon Mobil Corporation        COM              30231G102      643 14482.00 SH       SOLE                 14482.00
Fedex Corp                     COM              31428x106     5073 62100.00 SH       SOLE                 62100.00
Flextronics Inc                COM              Y2573F102      713 44700.00 SH       SOLE                 44700.00
Forest Laboratories, Inc.      COM              345838106    16709 295050.00SH       SOLE                295050.00
General Electric Co            COM              369604103    26281 811140.00SH       SOLE                811140.00
Gilead Sciences Inc            COM              375558103     5186 77400.00 SH       SOLE                 77400.00
Goldman Sachs Group Inc        COM              38141G104     4124 43800.00 SH       SOLE                 43800.00
HRPT Properties Trust          COM              40426W101      280 27950.00 SH       SOLE                 27950.00
Honeywell International        COM              438516106    16716 456350.00SH       SOLE                456350.00
ITT Industries Inc             COM              450911102    14977 180450.00SH       SOLE                180450.00
Ingersoll-Rand Co              COM              G4776G101    14082 206150.00SH       SOLE                206150.00
Intel Corp                     COM              458140100     5979 216640.00SH       SOLE                216640.00
Interactivecorp                COM              45840Q101     4807 159500.00SH       SOLE                159500.00
International Business Machine COM              459200101     4282 48575.00 SH       SOLE                 48575.00
Jabil Circuit Inc              COM              466313103     2994 118900.00SH       SOLE                118900.00
Johnson & Johnson              COM              478160104     7257 130290.00SH       SOLE                130290.00
Juniper Networks Inc           COM              48203R104     5695 231800.00SH       SOLE                231800.00
KeySpan Corporation            COM              49337w100     2143 58400.00 SH       SOLE                 58400.00
Kimberly-Clark Corp            COM              494368103      707 10725.00 SH       SOLE                 10725.00
Kohls Corp                     COM              500255104     1304 30850.00 SH       SOLE                 30850.00
L-3 Communications Holdings    COM              502424104    20444 306050.00SH       SOLE                306050.00
Lexmark International Inc      COM              529771107    19195 198850.00SH       SOLE                198850.00
Lincoln National Corp          COM              534187109    10717 226825.00SH       SOLE                226825.00
MBNA Corp                      COM              55262L100    11322 439000.00SH       SOLE                439000.00
McClatchy Company - Class A    COM              579489105      751 10700.00 SH       SOLE                 10700.00
Merck & Co                     COM              589331107      622 13085.00 SH       SOLE                 13085.00
Merrill Lynch & Co             COM              590188108     9402 174175.00SH       SOLE                174175.00
Microsoft Corp                 COM              594918104     1706 59720.00 SH       SOLE                 59720.00
Murphy Oil Corp                COM              626717102     9754 132350.00SH       SOLE                132350.00
NSTAR                          COM              67019E107      268  5600.00 SH       SOLE                  5600.00
Nationwide Health Pptys Inc    COM              638620104      189 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1699 72750.00 SH       SOLE                 72750.00
New York Times Co - Class  A   COM              650111107     1225 27390.00 SH       SOLE                 27390.00
Newell Rubbermaid Inc          COM              651229106     1591 67700.00 SH       SOLE                 67700.00
PETsMART, Inc.                 COM              716768106    13282 409300.00SH       SOLE                409300.00
Paychex Inc                    COM              704326107     4923 145300.00SH       SOLE                145300.00
Pepsico Inc                    COM              713448108     1755 32575.00 SH       SOLE                 32575.00
Pfizer Inc                     COM              717081103    28162 821536.00SH       SOLE                821536.00
Pitney-Bowes                   COM              724479100     1510 34125.00 SH       SOLE                 34125.00
Procter & Gamble               COM              742718109    20847 382940.00SH       SOLE                382940.00
Public Service Enterprise Grou COM              744573106     1397 34900.00 SH       SOLE                 34900.00
Qualcomm Inc.                  COM              747525103    21170 290075.00SH       SOLE                290075.00
Quest Diagnostics              COM              74834L100     1589 18700.00 SH       SOLE                 18700.00
Raytheon Company               COM              755111507     1275 35650.00 SH       SOLE                 35650.00
Rockwell Automation Inc        COM              773903109     3473 92600.00 SH       SOLE                 92600.00
Sandisk Corp                   COM              80004C101     1415 65250.00 SH       SOLE                 65250.00
St Jude Medical Inc            COM              790849103    19769 261325.00SH       SOLE                261325.00
Staples Inc                    COM              855030102     4209 143100.00SH       SOLE                143100.00
Starbucks Corp                 COM              855244109     3362 77300.00 SH       SOLE                 77300.00
Stryker Corp                   COM              863667101    21939 398900.00SH       SOLE                398900.00
Sungard Data Systems           COM              867363103     1221 46950.00 SH       SOLE                 46950.00
Symantec Corp                  COM              871503108     9881 225700.00SH       SOLE                225700.00
Sysco Corp                     COM              871829107    19785 551575.00SH       SOLE                551575.00
T Rowe Price Group Inc         COM              74144T108    18698 371000.00SH       SOLE                371000.00
Texas Instruments Inc          COM              882508104      264 10900.00 SH       SOLE                 10900.00
U S Bancorp                    COM              902973304    13504 490000.00SH       SOLE                490000.00
Unitedhealth Group Inc.        COM              91324P102     1419 22800.00 SH       SOLE                 22800.00
Viacom Inc - Class B           COM              925524308     1273 35632.00 SH       SOLE                 35632.00
Wal-Mart Stores Inc            COM              931142103     1972 37385.00 SH       SOLE                 37385.00
Weatherford International LTD  COM              G95089101    13380 297475.00SH       SOLE                297475.00
Zimmer Holdings Inc            COM              98956P102     4339 49200.00 SH       SOLE                 49200.00
REPORT SUMMARY                            87DATA RECORDS    698482       0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED